Goodwill and Other Intangible Assets, Net - Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) Cash_Generating_Units	Dec. 31, 2021 KRW (₩) Cash_Generating_Units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	20	17
Goodwill	₩ 442,487	₩ 735,969
Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	10	7
Green Tranding Infrastructure [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	3	3
Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	2
Others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	0	5
POSCO VST Co., Ltd. [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO VST CO., LTD.
Goodwill	₩ 36,955	₩ 36,955
Others [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 13,741	12,542
Others [member] | Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 0	₩ 1,213
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	8.97%	8.14%
Terminal growth rate	1.70%	2.00%
Impairment loss on goodwill	₩ 337,953
Discount rate increase	0.50%
Terminal growth rate decrease	0.50%
Value in use decrease due to decrease in terminal growth rate	3.93%
Value in use decrease due to increase in discount rate, amount	₩ 193,420
Value in use decrease due to decrease in terminal growth rate, amount	₩ 131,208
Pre tax discount rate	11.54%	10.56%
POSCO INTERNATIONAL CORPORATION [Member] | Green Tranding Infrastructure [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO INTERNATIONAL Corporation(*1)
Goodwill	₩ 240,092	₩ 578,046
GRAIN TERMINAL HOLDING PTE. LTD
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Value in use decrease due to increase in discount rate	5.79%
GRAIN TERMINAL HOLDING PTE. LTD | Green Tranding Infrastructure [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	GRAIN TERMINAL HOLDING PTE. LTD.
Goodwill	₩ 0	21,516
PT. Bio lnti Agrindo [member] | Green Tranding Infrastructure [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	PT. Bio Inti Agrindo
Goodwill	₩ 7,270	7,468
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO ENGINEERING & CONSTRUCTION CO., LTD.
Goodwill	₩ 24,868	24,868
POSCO Center Beijing [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO Center Beijing
Goodwill	₩ 173	178
POSCO ENERGY CO., LTD. [member] | Energy [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2
CGUs	POSCO ENERGY CO., LTD.
Goodwill	₩ 26,471	26,471
POSCO O M CO LTD [Member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO O&M Co., Ltd
Goodwill	₩ 35,728	0
Shinhan Green Energy Co Ltd [Member] | Energy [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Shinhan Green Energy Co Ltd
Goodwill	₩ 17,804	17,804
POSCO CHEMICAL CO., LTD [Member] | Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	3
CGUs	POSCO CHEMICAL CO., LTD
Goodwill	₩ 8,800	8,800
Posco Silicon Solution Co., Ltd [Member] | Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Posco Silicon Solution Co., Ltd
Goodwill	₩ 30,477	0
Zhangjiagang Pohang Refractions Co., Ltd. [Member] | Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Zhangjiagang Pohang Refractions Co., Ltd.
Goodwill	₩ 108	₩ 108